Putnam
Investors
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-02

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Given the tumultuous environment that dominated Putnam Investors Fund's semiannual period in the wake of the terrorist attacks, performance for the six months ended January 31, 2002, though still negative, represents a significant improvement over the prior year's results.

We are not out of the woods yet, but signs are beginning to appear to suggest that the economic and market fundamentals are not as dire as many observers believed in the weeks immediately following September 11. Just when investors will become convinced that a lasting recovery is in place and shed their wariness remains to be seen, however.

As you will note in this report, we are now simply listing the name of the team responsible for the fund's management rather than individual team members. This change reflects Putnam's belief that mutual funds are more effectively overseen by teams than by individuals.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 13, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Large-Cap Growth and
U.S. Large-Cap Core teams

The historic events of September 11, 2001, and the ongoing response have presented investors with a set of circumstances that is as challenging as any the industry has ever seen. The severe disruption to financial markets that took place on that day was only one in an overwhelming barrage of aftershocks that rolled across the world. Growth stocks, such as the ones that dominate Putnam Investors Fund's portfolio, have been dramatically affected by the attacks, by the uncertain investor response that followed, and more recently by the seismic failure of Enron. Many of the stocks in the portfolio were well positioned early in the period and finished the year with strong gains. Unfortunately, the late rebound was more than offset by the sharp declines suffered as a consequence of September 11. As a result, the fund underperformed its benchmark, the Standard & Poor's[R] 500 Index, and the other funds in its Lipper category for the six months ended January 31, 2002.

Total return for 6 months ended 1/31/02

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -10.62% -15.74%  -10.97% -15.42%  -10.97% -11.86%  -10.96% -14.07%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

The fund had substantial realized and unrealized losses during the period; however, it also had significant unrealized gains as a result of opportunistic purchases made after September 11 that moved with the recovering market and generated positive returns. More information can be found in the fund's Statement of Assets and Liabilities on page 17 and Statement of Operations on page 18.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals       11.3%

Electronics            7.9%

Retail                 7.6%

Financial              6.8%

Software               5.8%

Footnote reads:
*Based on net assets as of 1/31/02. Holdings will vary over time.


* POST-SEPTEMBER 11 MARKET BATTERS TECHNOLOGY SECTOR, BUOYS CONSUMER SECTORS

Predictions after September 11 called for high unemployment and, as a result, a drop in demand for consumer goods and services. To a large extent, this forecast was correct, as many industries initiated sweeping layoffs and the unemployment rate rose to levels not seen in many years. The predictions, however, proved too pessimistic. Consumer-oriented companies that had initially declined began to look undervalued when they beat the forecasts during the holiday shopping season. Some companies like AutoZone, a Memphis-based auto parts chain and the fund's top-performing holding, began the period with strength and suffered very little from the events. This security increased in value by more than 40% over the semiannual period.

Higher unemployment did affect consumer discretionary products, but in unexpected ways. The fund's position in Starbucks Corp., for instance, was up 32% for the period, despite speculation that unemployed customers would no longer be willing to pay premium prices for a cup of coffee. In fact, the increase in unemployment appeared to have the opposite effect, as the popular coffee bars became a gathering place and a networking opportunity for a growing community of the unemployed.

Discounters like Wal-Mart Stores Inc., Target Corp., and Best Buy Co., Inc. benefited from the change in shopping patterns brought about by increased unemployment. Lower prices were a strong attraction for out-of-work shoppers, who favored the discounters over high-end retailers. We sold Best Buy at a profit over the period. Traditional drugstores that offer convenience, but at a higher price, lost out to the superstores because unemployed consumers had more time to comparison shop. In addition, vacation travel was replaced in unemployed households by higher local retail spending. Finally, the warmer-than-average winter boosted consumer discretionary stocks because the lower cost of basic utilities left more dollars to flow into traditional retail sectors.

Fund holdings in this sector that did not do well were AOL Time Warner Inc. and Viacom Inc., media giants that have been hit hard as the advertising business fell into a deep recession from which it has yet to recover.

The technology sector, which is volatile and cyclical in the best of times, responded to the erratic economic environment over the six-month period with wild swings of its own. The post-September 11 selloff resulted in an abrupt halt in industry spending on technology projects. The sector began a slow recovery that accelerated in the fourth calendar quarter as pent-up demand from the cancellations and deferrals slipped into December when budgets had to be either spent or forfeited. PMC-Sierra Inc., a company that manufactures communications semiconductors and network processors, was a good example of the tremendous volatility in the sector. The stock was up 34% for the last three months of the period, but down 36% for the entire six-month period. Hewlett-Packard Co. was up 30% for the last three months and down 15% for the overall period. As a whole, the technology sector was a negative contributor to performance.

Fund Profile

Putnam Investors Fund seeks long-term capital appreciation by investing primarily in "blue chips," the large-cap stocks of well-established companies. The fund targets companies that have rising sales and profits and that have dominant positions within their industries. The fund is appropriate for investors seeking long-term growth of capital.

* TRADITIONAL ROLES AND DEFINITIONS DID NOT APPLY IN UNCERTAIN MARKET

Traditionally, investments in aerospace contractors are not expected to realize high-growth returns. But in the post-September 11 world, defense spending is on the rise for the first time in 15 years, and could fuel a reliable growth trend in the aerospace subsector as the United States fights a war that could stretch on for many years. One of the fund's larger holdings, Lockheed Martin Corp., was up 34% for the period and was recently awarded a major long-term contract from the Air Force.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Citigroup, Inc.
Financial

Microsoft Corp.
Software

Intel Corp.
Electronics

Cisco Systems, Inc.
Communications equipment

American International Group, Inc.
Insurance

Tyco International, Ltd. (Bermuda)
Conglomerates

Lowe's Companies, Inc.
Retail

Philip Morris Companies, Inc.
Tobacco

General Electric Co.
Conglomerates

Footnote reads:
These holdings represent 29.9% of the fund's net assets as of 1/31/02. Portfolio holdings will vary over time.

The health-care sector usually serves as a reliable defensive position in times of uncertainty. Results in this sector were mixed, however, for the six-month period. Medical device companies and HMOs such as UnitedHealth Group Inc. showed strong gains, but traditional pharmaceutical companies lagged by comparison. Schering Plough Corp., Pharmacia Corp., and (Eli) Lilly and Company all lost value primarily as a result of more limited FDA approvals than expected. In addition, Schering-Plough was cited by the FDA for deficiencies in complying with current Good Manufacturing Practices (GMPs) at manufacturing facilities in New Jersey and Puerto Rico.

* ENRON, RECESSION WORRIES DAMPEN RESULTS FOR UTILITIES AND FINANCIAL SECTORS

We avoided much of the worst direct fallout from the Enron debacle by purging the portfolio's stake in October. Very few companies, however, have escaped the backlash created by the spectacular fall of one of the world's leading energy companies. These included fund holding Dynegy Inc., which was unfortunately identified with the failed company. Dynegy was briefly committed to a merger with Enron in November prior to the bankruptcy filing, and its business model is similar to Enron's, which has not worked in its favor. In addition, Dynegy was adversely affected by lower-than-projected natural gas prices for the period. Not surprisingly, it was the worst-performing stock in the portfolio, down 47% over the period. Despite the issues with Enron, we believe Dynegy remains on track to generate growth over the longer term, and we still hold stock in the portfolio.

Financial companies, particularly those tied to consumer credit, did not fare well during this period of rising unemployment. Household International Inc. and Capital One Financial, two companies in the business of consumer lending and credit card services, underperformed the market. Insurance companies, on the other hand, did well. The best-performing stock in the sector was ACE Limited, a reinsurance company based in Bermuda, which was up 15% for the period.

* PORTFOLIO DIVERSIFICATION INCREASED TO SPREAD RISK

To say that financial markets have been unpredictable over the past six months would be understating the situation. The devastation of September 11 combined with the anxiety triggered by the unfolding Enron scandal have made it difficult for investors to gauge risk using traditional measurements and assumptions. We believe conditions will improve as we move farther away from these events and into midyear. In the interim, we will continue with a more diversified portfolio than usual until a more clearly defined growth track emerges. We continue to search for companies with a proven track record of expanding profits even in an unsettled economic environment, without regard as to sector.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/02, there is no guarantee the fund will continue to hold these securities in the future.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.


TOTAL RETURN FOR PERIODS ENDED 1/31/02

                      Class A            Class B           Class C              Class M
(inception dates)    (12/1/25)          (3/1/93)          (7/26/99)            (12/2/94)
                    NAV     POP        NAV   CDSC        NAV    CDSC          NAV     POP
----------------------------------------------------------------------------------------------
6 months          -10.62% -15.74%    -10.97%  -15.42%    -10.97%  -11.86%    -10.96%  -14.07%
----------------------------------------------------------------------------------------------
1 year            -26.09  -30.32     -26.63   -30.30     -26.65   -27.38     -26.51   -29.07
----------------------------------------------------------------------------------------------
5 years            32.22   24.60      27.34    25.34      28.07    28.07      28.79    24.32
Annual average      5.74    4.50       4.95     4.62       5.07     5.07       5.19     4.45
----------------------------------------------------------------------------------------------
10 years          189.86  173.20     168.09   168.09     170.20   170.20     175.27   165.65
Annual average     11.23   10.57      10.36    10.36      10.45    10.45      10.66    10.26
----------------------------------------------------------------------------------------------
Annual average
(life of fund)     9.89     9.81       8.82     8.82       9.06     9.06       9.10     9.05
----------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/02

                            Standard & Poor's       Consumer
                               500 Index           price index
-----------------------------------------------------------------------
6 months                         -6.01%               0.11%
-----------------------------------------------------------------------
1 year                          -16.15                1.08
-----------------------------------------------------------------------
5 years                          54.18               11.42
Annual average                    9.05                2.19
-----------------------------------------------------------------------
10 years                        238.94               28.60
Annual average                   12.98                2.55
-----------------------------------------------------------------------
Annual average
(life of fund)                      --*               3.05
-----------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and class M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, class C, and class M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

*The Standard and Poor's 500 Index began operations on 12/31/69.

PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/02

                Class A         Class B         Class C         Class M
----------------------------------------------------------------------------
Share value:  NAV     POP         NAV             NAV         NAV     POP
----------------------------------------------------------------------------
7/31/01      $12.52  $13.28     $11.76          $12.40       $12.14  $12.58
----------------------------------------------------------------------------
1/31/02       11.19   11.87      10.47           11.04        10.81   11.20
----------------------------------------------------------------------------

*The fund did not make any distributions during this fiscal period.



TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                      Class A           Class B           Class C               Class M
(inception dates)    (12/1/25)          (3/1/93)          (7/26/99)            (12/2/94)
                    NAV     POP        NAV   CDSC        NAV    CDSC          NAV     POP
----------------------------------------------------------------------------------------------
6 months          -11.29% -16.37%    -11.61%  -16.03%    -11.63%  -12.51%    -11.49%  -14.60%
----------------------------------------------------------------------------------------------
1 year            -24.81  -29.14     -25.40   -29.13     -25.44   -26.19     -25.18   -27.80
----------------------------------------------------------------------------------------------
5 years            45.36   37.03      39.82    37.82      40.80    40.80      41.67    36.74
Annual average      7.77    6.50       6.93     6.63       7.08     7.08       7.22     6.46
----------------------------------------------------------------------------------------------
10 years          198.84  181.68     176.30   176.30     178.71   178.71     183.91   174.00
Annual average     11.57   10.91      10.70    10.70      10.79    10.79      11.00    10.60
----------------------------------------------------------------------------------------------
Annual average
(life of fund)      9.95    9.86       8.88     8.88       9.12     9.12       9.16     9.11
----------------------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance. Indexes assume reinvestment of all distributions and do not account for fees.
Securities and performance of the fund and index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


THE FUND'S PORTFOLIO
January 31, 2002 (Unaudited)

COMMON STOCKS (98.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (2.5%)
-------------------------------------------------------------------------------------------------------------------
            372,900 General Dynamics Corp.                                                           $   33,396,924
          2,628,200 Lockheed Martin Corp.                                                               139,215,754
            410,000 Northrop Grumman Corp.                                                               45,760,100
                                                                                                     --------------
                                                                                                        218,372,778

Banking (2.7%)
-------------------------------------------------------------------------------------------------------------------
          1,555,000 Bank of New York Company, Inc. (The)                                                 63,723,900
          1,892,970 Fifth Third Bancorp                                                                 119,730,353
            492,800 SunTrust Banks, Inc.                                                                 30,356,480
            591,300 Wells Fargo & Co.                                                                    27,430,407
                                                                                                      -------------
                                                                                                        241,241,140

Beverage (1.8%)
-------------------------------------------------------------------------------------------------------------------
          3,452,800 Pepsi Bottling Group, Inc. (The)                                                     79,587,040
          1,543,700 PepsiCo, Inc.                                                                        77,323,933
                                                                                                      -------------
                                                                                                        156,910,973

Biotechnology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            870,700 Applera Corporation-Applied Biosystems Group                                         19,442,731
            470,450 Genzyme Corp. (NON)                                                                  21,457,225
            452,400 Gilead Sciences, Inc. (NON)                                                          29,596,008
                                                                                                      -------------
                                                                                                         70,495,964

Broadcasting (1.2%)
-------------------------------------------------------------------------------------------------------------------
            115,100 Clear Channel Communications, Inc. (NON)                                              5,299,204
          3,719,700 Echostar Communications Corp. Class A (NON)                                         101,547,810
                                                                                                      -------------
                                                                                                        106,847,014

Communications Equipment (3.6%)
-------------------------------------------------------------------------------------------------------------------
         13,146,300 Cisco Systems, Inc. (NON)                                                           260,296,740
          1,216,700 QUALCOMM, Inc. (NON)                                                                 53,595,635
                                                                                                      -------------
                                                                                                        313,892,375

Computers (4.8%)
-------------------------------------------------------------------------------------------------------------------
            444,200 Brocade Communications Systems, Inc. (NON)                                           16,168,880
          3,288,800 Dell Computer Corp. (NON)                                                            90,409,112
          2,600,700 EMC Corp. (NON)                                                                      42,651,480
          3,937,100 Hewlett-Packard Co.                                                                  87,049,281
          1,332,500 IBM Corp.                                                                           143,763,425
          1,612,900 Network Appliance, Inc. (NON)                                                        28,951,555
            440,500 VeriSign, Inc. (NON)                                                                 13,593,830
                                                                                                      -------------
                                                                                                        422,587,563

Conglomerates (4.1%)
-------------------------------------------------------------------------------------------------------------------
          4,606,500 General Electric Co.                                                                171,131,475
          5,489,450 Tyco International, Ltd. (Bermuda)                                                  192,954,168
                                                                                                      -------------
                                                                                                        364,085,643

Consumer Finance (4.4%)
-------------------------------------------------------------------------------------------------------------------
          1,426,000 Capital One Financial Corp.                                                          71,542,420
          1,576,987 Countrywide Credit Industries, Inc.                                                  62,685,233
          2,512,000 Household International, Inc.                                                       128,714,880
          3,519,950 MBNA Corp.                                                                          123,198,250
                                                                                                      -------------
                                                                                                        386,140,783

Consumer Goods (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,119,600 Avon Products, Inc.                                                                 104,284,320
            966,100 Colgate-Palmolive Co.                                                                55,212,615
                                                                                                      -------------
                                                                                                        159,496,935

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            269,100 TMP Worldwide, Inc. (NON)                                                            11,455,587

Distribution (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,270,450 SYSCO Corp.                                                                          37,630,729

Electric Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
            548,500 FPL Group, Inc.                                                                      29,405,085

Electronics (7.9%)
-------------------------------------------------------------------------------------------------------------------
            865,000 Broadcom Corp. Class A (NON)                                                         36,736,550
          8,380,200 Intel Corp.                                                                         293,642,208
            706,300 Jabil Circuit, Inc. (NON)                                                            16,386,160
          2,396,400 Linear Technology Corp.                                                              99,139,068
          2,196,300 LSI Logic Corp. (NON)                                                                36,414,654
          1,993,200 Maxim Integrated Products, Inc. (NON)                                               110,602,668
          2,866,700 PMC - Sierra, Inc. (NON)                                                             68,428,129
          2,601,300 Sanmina Corp. (NON)                                                                  38,187,084
                                                                                                      -------------
                                                                                                        699,536,521

Entertainment (1.5%)
-------------------------------------------------------------------------------------------------------------------
          3,304,500 Viacom, Inc. Class B (NON)                                                          132,146,955

Financial (6.8%)
-------------------------------------------------------------------------------------------------------------------
          8,560,133 Citigroup, Inc.                                                                     405,750,304
          1,298,641 Fannie Mae                                                                          105,124,989
          1,276,000 Freddie Mac                                                                          85,645,120
                                                                                                      -------------
                                                                                                        596,520,413

Food (1.3%)
-------------------------------------------------------------------------------------------------------------------
          3,140,350 Kraft Foods, Inc. Class A                                                           116,381,371

Health Care Services (3.7%)
-------------------------------------------------------------------------------------------------------------------
            364,100 Cardinal Health, Inc.                                                                23,997,831
          2,545,650 HCA, Inc.                                                                           108,190,125
          2,441,600 Healthsouth Corp. (NON)                                                              28,566,720
          1,830,700 UnitedHealth Group, Inc.                                                            136,112,545
            242,500 Wellpoint Health Networks, Inc. (NON)                                                30,770,825
                                                                                                      -------------
                                                                                                        327,638,046

Insurance (3.2%)
-------------------------------------------------------------------------------------------------------------------
          2,027,500 ACE, Ltd. (Bermuda)                                                                  78,768,375
          2,778,400 American International Group, Inc.                                                  206,018,360
                                                                                                      -------------
                                                                                                        284,786,735

Investment Banking/Brokerage (2.3%)
-------------------------------------------------------------------------------------------------------------------
            862,700 Lehman Brothers Holdings, Inc.                                                       55,877,079
            977,300 Merrill Lynch & Company, Inc.                                                        49,822,754
          1,724,200 Morgan Stanley Dean Witter & Co.                                                     94,831,000
                                                                                                      -------------
                                                                                                        200,530,833

Leisure (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,762,450 Harley-Davidson, Inc.                                                               100,459,650

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
          4,876,800 Cendant Corp. (NON)                                                                  85,246,464
            963,800 Marriott International, Inc. Class A                                                 39,303,764
                                                                                                      -------------
                                                                                                        124,550,228

Machinery (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,081,100 Ingersoll-Rand Co. Class A (Bermuda)                                                 47,817,053

Media (2.4%)
-------------------------------------------------------------------------------------------------------------------
          1,814,300 AOL Time Warner, Inc. (NON)                                                          47,734,233
          7,770,900 Walt Disney Co. (The)                                                               163,655,154
                                                                                                      -------------
                                                                                                        211,389,387

Medical Technology (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,131,300 Baxter International, Inc.                                                           63,160,479
          2,721,700 Medtronic, Inc.                                                                     134,098,159
            933,200 Zimmer Holdings, Inc. (NON)                                                          30,356,996
                                                                                                      -------------
                                                                                                        227,615,634

Natural Gas Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,732,073 Dynegy, Inc. Class A                                                                 41,309,941

Oil & Gas (1.3%)
-------------------------------------------------------------------------------------------------------------------
            629,420 Apache Corp.                                                                         30,520,576
          1,721,200 Royal Dutch Petroleum Co. ADR (Netherlands)                                          86,008,364
                                                                                                      -------------
                                                                                                        116,528,940

Pharmaceuticals (11.3%)
-------------------------------------------------------------------------------------------------------------------
          1,712,300 Allergan, Inc.                                                                      114,296,025
          1,173,000 American Home Products Corp.                                                         75,846,180
            961,950 Johnson & Johnson                                                                    55,321,745
          1,423,450 King Pharmaceuticals, Inc. (NON)                                                     51,813,580
            905,400 Lilly (Eli) & Co.                                                                    67,995,540
         10,101,950 Pfizer, Inc.                                                                        420,948,257
          2,077,800 Pharmacia Corp.                                                                      84,150,900
          4,090,300 Schering-Plough Corp.                                                               132,443,914
                                                                                                      -------------
                                                                                                      1,002,816,141

Regional Bells (1.8%)
-------------------------------------------------------------------------------------------------------------------
          3,281,700 SBC Communications, Inc.                                                            122,899,665
            709,800 Verizon Communications, Inc.                                                         32,899,230
                                                                                                      -------------
                                                                                                        155,798,895

Restaurants (1.2%)
-------------------------------------------------------------------------------------------------------------------
          4,335,200 Starbucks Corp. (NON)                                                               103,047,704

Retail (7.6%)
-------------------------------------------------------------------------------------------------------------------
            592,200 AutoZone, Inc. (NON)                                                                 40,062,330
          2,402,100 Kohls Corp. (NON)                                                                   159,235,205
          4,030,700 Lowe's Companies, Inc.                                                              185,694,349
            482,000 Rite Aid Corp. (NON)                                                                  1,147,160
          2,269,300 Staples, Inc. (NON)                                                                  41,346,646
            570,900 Target Corp.                                                                         25,353,669
          1,624,800 TJX Companies, Inc. (The)                                                            67,169,232
          2,535,850 Wal-Mart Stores, Inc.                                                               152,100,283
                                                                                                      -------------
                                                                                                        672,108,874

Software (5.8%)
-------------------------------------------------------------------------------------------------------------------
          1,084,522 Electronic Arts, Inc. (NON)                                                          57,555,583
          5,277,550 Microsoft Corp. (NON) (SEG)                                                         336,232,711
          3,668,300 Oracle Corp. (NON)                                                                   63,314,858
            930,800 PeopleSoft, Inc. (NON)                                                               30,241,692
            596,000 VERITAS Software Corp. (NON)                                                         25,359,800
                                                                                                      -------------
                                                                                                        512,704,644

Technology Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
            468,200 Automatic Data Processing, Inc.                                                      25,282,800
          1,349,100 Electronic Data Systems Corp.                                                        84,467,151
                                                                                                      -------------
                                                                                                        109,749,951

Telecommunications (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,887,200 Qwest Communications International, Inc.                                             30,315,600
          3,558,800 Sprint Corp. (FON Group)                                                             62,990,760
          4,141,747 Sprint Corp. (PCS Group) (NON)                                                       67,841,816
                                                                                                      -------------
                                                                                                        161,148,176

Tobacco (2.0%)
-------------------------------------------------------------------------------------------------------------------
          3,485,600 Philip Morris Companies, Inc.                                                       174,663,416

Toys (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,296,100 Mattel, Inc.                                                                         24,625,900

Waste Management (0.7%)
-------------------------------------------------------------------------------------------------------------------
          2,190,200 Waste Management, Inc.                                                               63,121,564
                                                                                                     --------------
                    Total Common Stocks (cost $7,834,472,412)                                        $8,725,559,541

UNITS (0.4%) (a) (NON)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            456,944 Lehman Brothers Holdings, Inc. 144A Structured
                    Warrants (issued by Lehman Finance SA)
                    expiration 9/3/02                                                                $   29,628,249
            278,700 Tyco International 144A Warrant (issued by
                    Salomon Smith Barney Holdings, Inc.)
                    expiration 3/22/02                                                                    9,921,720
                                                                                                     --------------
                    Total Units (cost $40,250,556)                                                   $   39,549,969

PURCHASED OPTIONS OUTSTANDING (--%) (a)                                              EXPIRATION DATE/
CONTRACT AMOUNT                                                                       STRIKE PRICE          VALUE
-------------------------------------------------------------------------------------------------------------------
$           628,494 Verizon Communications, Inc.                                       Apr 02/48.84  $      754,193
            297,600 Verizon Communications, Inc.                                       Apr 02/50.10         208,320
                                                                                                     --------------
                    Total Purchased Options Outstanding
                    (cost $1,817,639)                                                                $      962,513

SHORT-TERM INVESTMENTS (2.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$       103,124,434 Short-term investments held as collateral
                    for loaned securities with yields ranging
                    from 1.74% to 2.31% and due dates
                    ranging from February 1, 2002 to
                    March 28, 2002 (d)                                                               $  103,006,820
         15,000,000 BP Amoco Capital PLC effective yield of
                    1.92%, February 1, 2002                                                              14,999,200
         50,000,000 Morgan Stanley, Dean Witter & Co.
                    effective yield of 1.83%, February 15, 2002                                          49,964,417
         25,000,000 General Electric Capital Corp. effective yield
                    of 1.80%, March 25, 2002                                                             24,935,000
         26,158,000 Interest in $450,000,000 joint repurchase
                    agreement dated January 31, 2002 with
                    Morgan Stanley Dean Witter due
                    February 1, 2002 with respect to various
                    U.S. Government obligations--maturity value
                    of $26,159,395 for an effective yield of 1.92%                                       26,158,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $219,063,437)                                 $  219,063,437
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $8,095,604,044) (b)                                      $8,985,135,460
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $8,842,965,244.

  (b) The aggregate identified cost on a tax basis is $8,165,006,025, resulting in gross unrealized appreciation and depreciation of $1,271,648,494 and $451,519,059, respectively, or net unrealized appreciation of $820,129,435.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for future futures contracts at January 31, 2002.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

  (d) See footnote 1 to the financial statements.

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2002 (Unaudited)
                               Aggregate Face   Expiration     Unrealized
                  Total Value       Value          Date       Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)            $9,325,800     $9,241,510       Mar-02         $84,290
------------------------------------------------------------------------------

Written Put Options Outstanding at January 31, 2002 (Unaudited)
(premium received $2,107,682)
                                              Expiration Date/      Market
Contract Amount                                Strike Price         Value
------------------------------------------------------------------------------
$482,000      Rite Aid Corp.                    FEB 02/4.90      $   28,920
 391,800      SBC Communications, Inc.          APR 02/38.02        646,470
 795,765      SBC Communications, Inc.          APR 02/36.84      1,909,836
------------------------------------------------------------------------------
                                                                 $2,585,226
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $96,863,125 of securities
on loan (identified cost $8,095,604,044) (Note 1)                           $ 8,985,135,460
-------------------------------------------------------------------------------------------
Cash                                                                             20,289,960
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         4,796,020
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            9,675,390
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   86,607,656
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                            287,318
-------------------------------------------------------------------------------------------
Total assets                                                                  9,106,791,804

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                123,419,569
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       17,275,420
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     10,548,511
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        3,174,645
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       180,223
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,624
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            3,374,809
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              103,006,820
-------------------------------------------------------------------------------------------
Payable for written options outstanding (premiums received
$2,107,682) (Note 3)                                                              2,585,226
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              256,713
-------------------------------------------------------------------------------------------
Total liabilities                                                               263,826,560
-------------------------------------------------------------------------------------------
Net assets                                                                  $ 8,842,965,244

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $10,807,455,148
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (9,179,449)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (2,844,448,617)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      889,138,162
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $8,842,965,244

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,867,865,669 divided by 435,071,461 shares)                                       $11.19
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.19)*                              $11.87
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,424,543,817 divided by 231,640,153 shares)**                                     $10.47
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($120,890,838 divided by 10,951,584 shares)**                                        $11.04
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($145,949,578 divided by 13,495,336 shares)                                          $10.81
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.81)*                              $11.20
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,283,715,342 divided by 113,620,798 shares)                                       $11.30
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $51,011)                                    $   41,090,806
-------------------------------------------------------------------------------------------
Interest                                                                          2,164,323
-------------------------------------------------------------------------------------------
Security lending                                                                    377,202
-------------------------------------------------------------------------------------------
Total investment income                                                          43,632,331

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 21,118,539
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    8,331,155
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    59,974
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     28,004
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             6,373,882
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            12,954,691
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               625,043
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               591,805
-------------------------------------------------------------------------------------------
Other                                                                             3,048,673
-------------------------------------------------------------------------------------------
Total expenses                                                                   53,131,766
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (320,033)
-------------------------------------------------------------------------------------------
Net expenses                                                                     52,811,733
-------------------------------------------------------------------------------------------
Net investment loss                                                              (9,179,402)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (886,037,992)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   3,391,572
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts and written options during the period                                (221,870,906)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (1,104,517,326)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(1,113,696,728)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $    (9,179,402) $   (35,570,892)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (882,646,420)  (1,932,194,967)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (221,870,906)  (2,735,065,484)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations               (1,113,696,728)  (4,702,831,343)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --     (120,829,845)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (70,041,682)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --       (2,671,222)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (4,075,535)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --      (20,029,376)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --         (281,625)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (163,250)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --           (6,226)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --           (9,499)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --          (46,684)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                (349,794,195)     388,159,873
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                       (1,463,490,923)  (4,532,826,414)
--------------------------------------------------------------------------------------------------

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                10,306,456,167   14,839,282,581
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $9,179,449 and $47, respectively)                         $ 8,842,965,244  $10,306,456,167
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.52       $18.36       $15.78       $13.67       $11.98        $9.07
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           --(d)      (.01)        (.04)        (.02)          --(d)       .05
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.33)       (5.57)        2.75         2.51         2.81         4.08
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.33)       (5.58)        2.71         2.49         2.81         4.13
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.04)        (.05)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.26)        (.13)        (.38)       (1.08)       (1.17)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.26)        (.13)        (.38)       (1.12)       (1.22)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.19       $12.52       $18.36       $15.78       $13.67       $11.98
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.62)*     (30.71)       17.19        18.65        25.75        49.91
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $4,867,866   $5,773,210   $8,432,177   $6,130,543   $3,209,986   $1,819,333
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .48*         .89          .86          .89          .95         1.00
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)          --(e)*     (.06)        (.25)        (.14)         .03          .50
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 54.66*       94.48        65.38        74.73        59.14        95.17
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Ratio of net investment income to average net assets was less than 0.01%.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.76       $17.39       $15.06       $13.17       $11.62        $8.85
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.12)        (.17)        (.13)        (.09)        (.03)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.25)       (5.25)        2.63         2.40         2.72         3.98
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.29)       (5.37)        2.46         2.27         2.63         3.95
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --         (.01)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.26)        (.13)        (.38)       (1.08)       (1.17)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.26)        (.13)        (.38)       (1.08)       (1.18)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.47       $11.76       $17.39       $15.06       $13.17       $11.62
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.97)*     (31.22)       16.34        17.67        24.84        48.87
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,424,544   $3,010,604   $4,631,442   $3,028,807     $979,603     $303,089
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.64         1.61         1.64         1.70         1.75
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.37)*       (.81)       (1.00)        (.90)        (.74)        (.26)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 54.66*       94.48        65.38        74.73        59.14        95.17
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                             For the period
Per-share                           January 31                           July 26, 1999+
operating performance              (Unaudited)      Year ended July 31     to July 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.40       $18.22       $15.77       $16.08
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.12)        (.19)          --(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.32)       (5.44)        2.77         (.31)
----------------------------------------------------------------------------------------
Total from
investment operations                  (1.36)       (5.56)        2.58         (.31)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.26)        (.13)          --
----------------------------------------------------------------------------------------
From return of
capital                                   --           --(d)        --           --
----------------------------------------------------------------------------------------
Total distributions                       --         (.26)        (.13)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.04       $12.40       $18.22       $15.77
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.97)*     (30.84)       16.37        (1.93)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $120,891     $140,990     $151,702       $1,534
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.64         1.61          .03*
----------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.37)*       (.81)       (1.04)        (.01)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 54.66*       94.48        65.38        74.73
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.14       $17.90       $15.46       $13.47       $11.85        $9.00
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.03)        (.08)        (.13)        (.09)        (.06)          --(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.30)       (5.42)        2.70         2.46         2.78         4.05
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.33)       (5.50)        2.57         2.37         2.72         4.05
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.02)        (.03)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.26)        (.13)        (.38)       (1.08)       (1.17)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.26)        (.13)        (.38)       (1.10)       (1.20)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.81       $12.14       $17.90       $15.46       $13.47       $11.85
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.96)*     (31.06)       16.63        18.02        25.14        49.28
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $145,950     $182,647     $279,185     $199,806      $87,730      $27,384
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .73*        1.39         1.36         1.39         1.45         1.50
------------------------------------------------------------------------------------------------------------------
Ratio of net investment
(loss) to average net assets (%)        (.25)*       (.56)        (.75)        (.64)        (.48)        (.02)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 54.66*       94.48        65.38        74.73        59.14        95.17
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                            January 31                                                     Jan. 7, 1997+
operating performance               (Unaudited)                  Year ended July 31                  to July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.63       $18.48       $15.84       $13.70       $11.99        $9.26
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .01          .03           --(d)       .01          .03          .04
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.34)       (5.62)        2.77         2.51         2.83         2.69
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.33)       (5.59)        2.77         2.52         2.86         2.73
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.07)          --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --         (.26)        (.13)        (.38)       (1.08)          --
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --(d)        --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --         (.26)        (.13)        (.38)       (1.15)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.30       $12.63       $18.48       $15.84       $13.70       $11.99
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.53)*     (30.57)       17.50        18.83        26.20        29.48*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,283,715   $1,199,005   $1,344,776     $754,474     $205,222      $20,314
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .36*         .64          .61          .64          .70          .42*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .12*         .19           --(e)       .09          .27          .37*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 54.66*       94.48        65.38        74.73        59.14        95.17
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Ratio of net investment income to average net assets was less than 0.01%.



NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2002, the value of securities loaned amounted to $96,863,125. The fund received cash collateral of $103,006,820, which is pooled with collateral of other Putnam funds into 55 issuers of high-grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2002, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At July 31, 2001, the fund had a capital loss carryover of approximately $268,517,000 available to offset future net capital gain, if any, which will expire on July 31, 2009.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2002, the fund's expenses were reduced by $320,033 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,832 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $472,869 and $10,459 from the sale of class A and class M shares, respectively, and received $3,262,529 and $12,076 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2002, Putnam Retail Management, acting as underwriter received $72,020 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,880,691,610 and $5,073,871,487, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                              Contract             Premiums
                                               Amounts             Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of
period                                      $       --          $       --
---------------------------------------------------------------------------
Options opened                               1,669,565           2,107,682
---------------------------------------------------------------------------
Options expired                                     --                  --
---------------------------------------------------------------------------
Options closed                                      --                  --
---------------------------------------------------------------------------
Written options
outstanding at
end of period                               $1,669,565          $2,107,682
---------------------------------------------------------------------------

Note 4
Capital shares

At January 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 44,391,075       $ 499,388,229
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            44,391,075         499,388,229

Shares
repurchased                                (70,309,855)       (790,293,978)
---------------------------------------------------------------------------
Net decrease                               (25,918,780)      $(290,905,749)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                114,741,696     $ 1,768,362,108
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,076,289         114,069,813
---------------------------------------------------------------------------
                                           121,817,985       1,882,431,921

Shares
repurchased                               (120,181,879)     (1,778,167,965)
---------------------------------------------------------------------------
Net increase                                 1,636,106     $   104,263,956
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,810,083       $ 136,461,384
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,810,083         136,461,384

Shares
repurchased                                (37,167,648)       (389,722,201)
---------------------------------------------------------------------------
Net decrease                               (24,357,565)      $(253,260,817)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 47,371,619       $ 708,756,205
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,250,417          64,649,469
---------------------------------------------------------------------------
                                            51,622,036         773,405,674

Shares
repurchased                                (62,015,173)       (858,728,363)
---------------------------------------------------------------------------
Net decrease                               (10,393,137)      $ (85,322,689)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,617,363        $ 18,130,137
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,617,363          18,130,137

Shares
repurchased                                 (2,032,345)        (22,555,778)
---------------------------------------------------------------------------
Net decrease                                  (414,982)       $ (4,425,641)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,681,205        $ 89,678,581
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  151,757           2,434,182
---------------------------------------------------------------------------
                                             5,832,962          92,112,763

Shares
repurchased                                 (2,790,293)        (39,465,055)
---------------------------------------------------------------------------
Net increase                                 3,042,669        $ 52,647,708
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,295,068        $ 14,152,314
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,295,068          14,152,314

Shares
repurchased                                 (2,850,067)        (30,935,967)
---------------------------------------------------------------------------
Net decrease                                (1,554,999)       $(16,783,653)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,815,980        $ 56,997,025
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  249,593           3,911,125
---------------------------------------------------------------------------
                                             4,065,573          60,908,150

Shares
repurchased                                 (4,613,451)        (65,802,391)
---------------------------------------------------------------------------
Net decrease                                  (547,878)       $ (4,894,241)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 34,085,562       $ 391,014,776
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            34,085,562         391,014,776

Shares
repurchased                                (15,400,116)       (175,433,111)
---------------------------------------------------------------------------
Net increase                                18,685,446       $ 215,581,665
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 44,393,329       $ 655,916,982
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,236,972          20,076,060
---------------------------------------------------------------------------
                                            45,630,301         675,993,042

Shares
repurchased                                (23,465,886)       (354,527,903)
---------------------------------------------------------------------------
Net increase                                22,164,415       $ 321,465,139
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 60 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Justin Scott
Vice President

Paul Warren
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA012-79236  003/307/385  3/02



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Investors Fund
Supplement to semiannual Report dated 1/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class
Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 1/31/02

                                                       NAV
6 months                                             -10.53%
1 year                                               -25.95
5 years                                               33.79
Annual average                                         5.99
10 years                                             193.30
Annual average                                        11.36
Life of fund (since class A inception, 12/1/25)
Annual average                                         9.91

Share value:                                           NAV
7/31/01                                              $12.63
1/31/02                                              $11.30
----------------------------------------------------------------------------
Distributions: The fund did not make any distributions during this period.
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.